RELATED PARTY BALANCES AND TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2022
Related Party Transactions [Abstract]
Schedule of transactions with related parties
	Year ended December 31,
	2022	2021	2020

Cost of revenues of products	$134	$1,044	$110

Purchase of property and equipment and inventory	$100	$-	$100

Schedule of balances with related parties
	December 31,
	2022			2021

Accrued expenses	$	*	)	$202

Trade payables	$	*	)	$466